Equity	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Equity
23.	EQUITY

a.	Share capital

Ordinary shares

	December 31, 2016	December 31, 2017

Numbers of shares authorized (in thousands)	10,000,000	10,000,000

Numbers of shares reserved (in thousands)
Employee share options	800,000	800,000

Number of shares issued and fully paid (in thousands)	7,946,184	8,738,079

	December 31, 2016	December 31, 2017
	NT$	NT$	US$ (Note 4)

Share capital authorized	$100,000,000	$100,000,000	$3,373,819

Share capital reserved
Employee share options	$8,000,000	$8,000,000	$269,906

Share capital issued	$79,568,040	$87,380,787	$2,948,070

The holders of issued ordinary shares with a par value at $10 per share are entitled the right to vote and receive dividends, except the shares held by the Group’s subsidiaries which are not entitled the right to vote. As of December 31, 2016 and 2017, there were both 500,000 thousand ordinary shares included in the authorized shares that were not yet required to complete the share registration process.

In December 2016, the board of directors approved the issuance of 300,000 thousand ordinary shares for cash capital increase at NT$34.3 per share. The aforementioned cash capital increase has been completed and the Company has completed the registration formalities in March 2017.

As disclosed in Note 20, there were 424,258 thousand ordinary shares were issued under the conversion of Bonds in 2017. The record dates of 101,164 thousand and 323,094 thousand ordinary shares were July 13, 2017 and October 13, 2017, respectively. The Company has completed the registration formalities.

American Depositary Receipts

The Company issued ADSs and each ADS represents five ordinary shares. As of December 31, 2016 and 2017, 125,518 thousand and 115,261 thousand ADSs were outstanding and represented approximately 627,590 thousand and 576,305 thousand ordinary shares of the Company, respectively.

b.	Capital surplus

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Arising from issuance of ordinary shares	$5,844,397	$21,553,853	$727,188
Arising from conversion of bond payable	-	1,930,066	65,117
Arising from the difference between consideration received and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	7,176,958	7,176,958	242,137

May be used to offset a deficit only

Arising from changes in percentage of ownership interest in subsidiaries (2)	6,134,228	6,084,895	205,293
Arising from treasury share transactions	950,368	1,151,345	38,844
Arising from exercised employee share options	630,411	1,089,178	36,747
Arising from expired employee share options (Note 27)	3,626	223,454	7,539
Arising from share of changes in capital surplus of associates	82,243	83,733	2,825

May not be used for any purpose

Arising from employee share options	1,230,247	960,888	32,419
Arising from equity component of convertible bonds	214,022	214,022	7,221
Others (3)	-	155,936	5,261

	$22,266,500	$40,624,328	$1,370,591

1)	Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)	Such capital surplus arises from the effect of changes in ownership interest in a subsidiary resulted from equity transactions other than actual disposal or acquisition, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)	Such capital surplus arises from the excess of related carrying amount of related accounts over the par value and the Company has not completed registration formalities when the convertible bonds were converted into ordinary shares and employee share options were exercised.

c.	Retained earnings and dividend policy

In accordance with the amendments to the Company Act in May 2015, the recipients of dividends and bonuses are limited to shareholders and do not include employees. The consequential amendments to the Company’s Articles of Incorporation was resolved at the Company’s annual shareholders’ meeting. For information about the accrual basis of the employees’ compensation and remuneration to directors and the actual appropriations, please refer to employee benefits expense under profit before income tax in Note 24(g).

The amended Articles of Incorporation of ASE Inc. (the “Articles”) in June 2016 provides that annual net income shall be distributed in the following order:

1)	Replenishment of deficits;

2)	10.0% as legal reserve;

3)	Special reserve appropriated or reversed in accordance with laws or regulations set forth by the authorities concerned;

4)	Addition or deduction of realized gains or losses on equity instruments at fair value through other comprehensive income;

The Company is currently in the mature growth stage. To meet the capital needs for business development now and in the future and satisfy the shareholders’ demand for cash inflows, the Company shall use residual dividend policy to distribute dividends, of which the cash dividend is not lower than 30% of the total dividend distribution, with the remainder to be distributed in stock. A distribution plan is also to be made by the board of directors and passed for resolution in the shareholders’ meeting.

Appropriation of earnings to legal reserve shall be made until the legal reserve equals the Company’s share capital. Legal reserve may be used to offset deficits. If the Company has no deficit and the legal reserve has exceeded 25% of the Company’s share capital, the excess may be transferred to capital or distributed in cash.

Under Rule No. 1010012865 and Rule No. 1010047490 issued by the FSC and the directive titled “Questions and Answers for Special Reserves Appropriated Following Adoption of IFRSs”, the Company should appropriate to or reverse a special reserve.

Expect for non-ROC resident shareholders, all shareholders receiving the dividends are allowed a tax credit equal to their proportionate share of the income tax paid by the Company.

The appropriations of earnings for 2015 and 2016 resolved at the Company’s annual shareholders’ meetings in June 2016 and June 2017, respectively, were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Year 2015	For Year 2016	For Year 2015	For Year 2016
	NT$	NT$	NT$	NT$
			(in dollars)	(in dollars)

Legal reserve	$1,947,887	$2,168,034
Cash dividends	12,476,779	11,415,198	$1.60	$1.40

	$14,424,666	$13,583,232

d.	Other equity

1)	Exchange differences on translating foreign operations

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$4,540,862	$4,492,671	$(1,643,623)	$(55,453)
Exchange differences arising on translating foreign operations	11,459	(5,843,856)	(4,952,815)	(167,099)
Share of exchange difference of associates and joint venture accounted for using the equity method	(59,650)	(292,438)	(137,221)	(4,630)

Balance at December 31	$4,492,671	$(1,643,623)	$(6,733,659)	$(227,182)

2)	Unrealized gain (loss) on available-for-sale financial assets

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$526,778	$588,119	$(197,314)	$(6,657)
Unrealized gain (loss) arising on revaluation of available-for-sale financial assets	(4,304)	(257,240)	169,585	5,721
Cumulative loss reclassified to profit or loss on impairment of available-for-sale financial assets	-	-	50,206	1,694
Cumulative loss (gain) reclassified to profit or loss on disposal of available-for-sale financial assets	10,827	7,512	(1,517)	(51)
Share of unrealized gain (loss) on available-for-sale financial assets of associates and joint venture accounted for using the equity method	54,818	(535,705)	401,610	13,550

Balance at December 31	$588,119	$(197,314)	$422,570	$14,257

e.	Treasury shares (in thousand shares)

	Balance at			Balance at
	January 1	Addition	Decrease	December 31

2015

Shares held by subsidiaries	145,883	-	-	145,883
Shares reserved for bonds conversion	-	120,000	-	120,000

	145,883	120,000	-	265,883

	Balance at			Balance at
	January 1	Addition	Decrease	December 31

2016

Shares held by subsidiaries	145,883	-	-	145,883
Shares reserved for bonds conversion	120,000	-	-	120,000

	265,883	-	-	265,883

2017

Shares held by subsidiaries	145,883	-	-	145,883
Shares reserved for bonds conversion	120,000	-	-	120,000

	265,883	-	-	265,883

In February 2015, the board of directors approved to repurchase up to 120,000 thousand of the Company’s ordinary shares which were reserved for equity conversion of convertible overseas bonds. The Company has completed the repurchase during March 2015 and the shares repurchased accounted for 1.53% of the Company’s total issued shares. The average repurchase price was NT$44.45 per share.

The Company’s shares held by its subsidiaries at each balance sheet date were as follows:

	Shares Held By Subsidiaries	Carrying amount	Carrying amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2016

ASE Test	88,200	$1,380,721		$2,915,026
J&R Holding	46,704	381,709		1,543,559
ASE Test, Inc.	10,979	196,677		362,849

	145,883	$1,959,107		$4,821,434

December 31, 2017

ASE Test	88,200	$1,380,721	$46,583	$3,364,848	$113,524
J&R Holding	46,704	381,709	12,878	1,781,749	60,113
ASE Test, Inc.	10,979	196,677	6,636	418,840	14,131

	145,883	$1,959,107	$66,097	$5,565,437	$187,768

Fair values of the Company’s shares held by subsidiaries are based on the closing price from an available published price quotation, which is a Level 1 input in terms of IFRS 13, at the balance sheet dates.

The Company issued ordinary shares in connection with its merger with its subsidiaries. The shares held by its subsidiaries were reclassified from investments accounted for using the equity method to treasury shares on the proportion owned by the Company.

Under the Securities and Exchange Act of the ROC, the Company shall neither pledge treasury shares nor exercise shareholders’ rights on these shares, such as rights to dividends and voting. The subsidiaries holding treasury shares, however, retain shareholders’ rights except the rights to participate in any share issuance for cash and voting.

f.	Non-controlling interests

	For the Year Ended December 31
	2015	2016 (Retrospectively Adjusted)	2017
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$8,209,860	$11,492,545	$12,000,551	$404,877
Attributable to Non-controlling interests:
Share of profit for the year (Note 28)	968,567	1,253,438	1,677,941	56,611
Exchange difference on translating foreign operations	(74,968)	(601,787)	(334,920)	(11,300)
Unrealized gain on available-for-sale financial assets	3,928	1,129	5,763	194

(Continued)

	For the Year Ended December 31
	2015	2016 (Retrospectively Adjusted)	2017
	NT$	NT$	NT$	US$ (Note 4)
Defined benefit plan actuarial gains (losses)	$(3,440)	$8,846	$(13,724)	$(463)
Non-controlling interests arising from acquisition of subsidiaries (Note 28)	-	42,857	-	-
Partial disposal of subsidiaries (Note 30)	1,712,836	26,436	(3,055)	(103)
Repurchase of outstanding ordinary shares of subsidiaries (Note 30)	-	(912,886)	-	-
Spin-off of subsidiaries	3,006	-	-	-
Non-controlling interest relating to outstanding vested employee share options held by the employees of subsidiaries	904,904	927,823	263,213	8,880
Non-controlling interest relating to outstanding expired employee share options	-	-	(159,200)	(5,371)
Cash dividends to non-controlling interests	(232,148)	(237,850)	(246,440)	(8,314)

Balance at December 31	$11,492,545	$12,000,551	$13,190,129	$445,011